Summary of Significant Accounting Policies - Schedule of Expected Economic Useful Lives (Details)	Mar. 31, 2026
Property and buildings [Member] | Minimum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	35 years
Property and buildings [Member] | Maximum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	50 years
Land [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Infinite
Leasehold improvements [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Equipment and furniture [Member] | Minimum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	2 years
Equipment and furniture [Member] | Maximum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	18 years
Automobiles [Member] | Minimum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	4 years
Automobiles [Member] | Maximum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	6 years
Software [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property and equipment, useful life	5 years